FINANCIAL INSTRUMENTS - Quantitative Information About Significant Unobservable Inputs Used in Level 3 Fair Value Measurement (Details) - Contingent consideration - Level 3	12 Months Ended
Dec. 31, 2022 USD ($) number
Risk adjusted discount rate
Disclosure of contingent liabilities in business combination [line items]
Fair value of contingent consideration	$ 59,686,000
Percentage possible decrease in unobservable input	1.00%
Amount of possible decrease in unobservable input	$ 980,000
Percentage of possible increase in unobservable input	1.00%
Amount of possible increase in unobservable input	$ 655,000
Risk adjusted discount rate | Minimum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, percentage | number	0.0384
Risk adjusted discount rate | Maximum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, percentage | number	0.001500
Expected revenues
Disclosure of contingent liabilities in business combination [line items]
Fair value of contingent consideration	$ 59,686,000
Percentage possible decrease in unobservable input	10.00%
Amount of possible decrease in unobservable input	$ 776,000
Percentage of possible increase in unobservable input	10.00%
Amount of possible increase in unobservable input	$ 1,421,000
Expected revenues | Minimum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, amount	2,382,000
Expected revenues | Maximum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, amount	28,039,000
Expected operating margin
Disclosure of contingent liabilities in business combination [line items]
Fair value of contingent consideration	$ 59,686,000
Percentage possible decrease in unobservable input	10.00%
Amount of possible decrease in unobservable input	$ 1,843,000
Percentage of possible increase in unobservable input	10.00%
Amount of possible increase in unobservable input	$ 307,000
Expected operating margin | Minimum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, percentage	0.3150
Expected operating margin | Maximum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, percentage	0.5489